UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—17.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y2	3,876,752	$12,289,303
Oppenheimer Currency Opportunities Fund, Cl. Y2	703,929	10,129,543
Oppenheimer Global Multi Strategies Fund, Cl. Y	564,225	14,760,113
Oppenheimer Gold & Special Minerals Fund, Cl. Y2	336,080	6,835,873
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,072,425	37,776,184
Oppenheimer Real Estate Fund, Cl. Y	623,525	16,280,246

		98,071,262

Domestic Equity Funds—22.8%
Oppenheimer Capital Appreciation Fund, Cl. Y	871,733	48,285,317
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	683,493	18,461,150
Oppenheimer Value Fund, Cl. Y	2,326,747	61,216,711

		127,963,178

Domestic Fixed Income Funds—42.1%
Oppenheimer Core Bond Fund, Cl. Y	20,423,271	143,984,061
Oppenheimer Limited-Term Government Fund, Cl. Y	7,055,363	65,544,319
Oppenheimer Master Loan Fund, LLC	2,014,370	27,370,172

		236,898,552

Foreign Equity Funds—5.4%
Oppenheimer Developing Markets Fund, Cl. Y	114,696	4,056,792
Oppenheimer International Growth Fund, Cl. Y	398,977	13,309,856
Oppenheimer International Small Company Fund, Cl. Y	108,957	2,774,049
Oppenheimer International Value Fund, Cl. Y	569,323	9,866,363

		30,007,060

Foreign Fixed Income Fund—11.2%
Oppenheimer International Bond Fund, Cl. Y	9,540,055	63,059,762

Money Market Fund—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[3]	6,907,338	6,907,338

1
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Total Investments, at Value (Cost $505,914,350)	100.1%	562,907,152
Liabilities in Excess of Other Assets	(0.1)	(375,640)

Net Assets	100.0%	$562,531,512

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

2
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

	Shares January 31, 2013	Gross Additions	Gross Reductions		Shares April 30, 2013
Oppenheimer Capital Appreciation Fund, Cl. Y	869,717	15,121	13,105		871,733
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3,866,450	71,168	60,866		3,876,752
Oppenheimer Core Bond Fund, Cl. Y	20,169,133	568,815	314,677		20,423,271
Oppenheimer Currency Opportunities Fund, Cl. Y	702,052	13,655	11,778		703,929
Oppenheimer Developing Markets Fund, Cl. Y	114,396	2,117	1,817		114,696
Oppenheimer Global Multi Strategies Fund, Cl. Y	562,792	10,620	9,187		564,225
Oppenheimer Gold & Special Minerals Fund, Cl. Y	334,915	7,825	6,660		336,080
Oppenheimer Institutional Money Market Fund, Cl. E	6,890,360	124,361	107,383		6,907,338
Oppenheimer International Bond Fund, Cl. Y	9,420,862	266,284	147,091		9,540,055
Oppenheimer International Growth Fund, Cl. Y	398,202	5,759	4,984		398,977
Oppenheimer International Small Company Fund, Cl. Y	108,702	1,900	1,645		108,957
Oppenheimer International Value Fund, Cl. Y	568,028	9,593	8,298		569,323
Oppenheimer Limited-Term Government Fund, Cl. Y	7,002,021	162,884	109,542		7,055,363
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	681,929	11,635	10,071		683,493
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,064,139	100,671	92,385		3,072,425
Oppenheimer Master Loan Fund, LLC	2,009,400	36,937	31,967		2,014,370
Oppenheimer Real Estate Fund, Cl. Y	620,396	12,406	9,277		623,525
Oppenheimer Value Fund, Cl. Y	2,321,998	36,049	31,300		2,326,747

		Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y		$48,285,317	$—		$10,720
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		12,289,303	—		(5,390)
Oppenheimer Core Bond Fund, Cl. Y		143,984,061	1,430,485		(645,562)
Oppenheimer Currency Opportunities Fund, Cl. Y		10,129,543	—		(1,445)
Oppenheimer Developing Markets Fund, Cl. Y		4,056,792	—		(258)
Oppenheimer Global Multi Strategies Fund, Cl. Y		14,760,113	—		1,081
Oppenheimer Gold & Special Minerals Fund, Cl. Y		6,835,873	—		(143,965)
Oppenheimer Institutional Money Market Fund, Cl. E		6,907,338	2,264		—
Oppenheimer International Bond Fund, Cl. Y		63,059,762	625,631		(1,502)
Oppenheimer International Growth Fund, Cl. Y		13,309,856	—		4,300
Oppenheimer International Small Company Fund, Cl. Y		2,774,049	—		718
Oppenheimer International Value Fund, Cl. Y		9,866,363	—		2,192
Oppenheimer Limited-Term Government Fund, Cl. Y		65,544,319	334,477		(9,798)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y		18,461,150	—		20,471
Oppenheimer Master Inflation Protected Securities Fund, LLC		37,776,184	298,095	[a]	20,739 [a]
Oppenheimer Master Loan Fund, LLC		27,370,172	485,621	[b]	(56,555)[b]
Oppenheimer Real Estate Fund, Cl. Y		16,280,246	40,919		3,107
Oppenheimer Value Fund, Cl. Y		61,216,711	—		18,126

		$562,907,152	$3,217,492		$(783,021)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2013.

3
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master

4
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager,

5
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$497,760,796	$65,146,356	$—	$562,907,152

Total Assets	$497,760,796	$65,146,356	$—	$562,907,152

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their

6
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$556,852,505

Gross unrealized appreciation	$10,967,135
Gross unrealized depreciation	(4,912,488)

Net unrealized appreciation	$6,054,647

7
Conservative Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—8.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y2	4,515,975	$14,315,640
Oppenheimer Currency Opportunities Fund, Cl. Y2	822,775	11,839,736
Oppenheimer Global Multi Strategies Fund, Cl. Y	659,086	17,241,684
Oppenheimer Gold & Special Minerals Fund, Cl. Y2	383,504	7,800,473
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,870,813	47,592,544
Oppenheimer Real Estate Fund, Cl. Y	847,505	22,128,356

		120,918,433

Domestic Equity Funds—41.2%
Oppenheimer Capital Appreciation Fund, Cl. Y	3,866,709	214,177,009
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,983,728	80,590,487
Oppenheimer Value Fund, Cl. Y	10,167,635	267,510,481

		562,277,977

Domestic Fixed Income Funds—24.8%
Oppenheimer Core Bond Fund, Cl. Y	29,064,324	204,903,487
Oppenheimer Limited-Term Government Fund, Cl. Y	9,976,083	92,677,812
Oppenheimer Master Loan Fund, LLC	2,954,510	40,144,279

		337,725,578

Foreign Equity Funds—18.0%
Oppenheimer Developing Markets Fund, Cl. Y	986,865	34,905,410
Oppenheimer International Growth Fund, Cl. Y	3,107,880	103,678,866
Oppenheimer International Small Company Fund, Cl. Y	953,775	24,283,115
Oppenheimer International Value Fund, Cl. Y	4,784,893	82,922,187

		245,789,578

Foreign Fixed Income Fund—6.5%
Oppenheimer International Bond Fund, Cl. Y	13,482,319	89,118,129
Money Market Fund—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[3]	9,760,781	9,760,781

1
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Total Investments, at value (Cost $1,136,615,822)	100.1%	1,365,590,476
Liabilities in Excess of Other Assets	(0.1)	(951,853)

Net Assets	100.0%	$1,364,638,623

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows

	Shares January 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2013
Oppenheimer Capital Appreciation Fund, Cl. Y	3,853,530	49,303	36,124	3,866,709
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	4,499,948	58,914	42,887	4,515,975
Oppenheimer Core Bond Fund, Cl. Y	28,674,201	659,282	269,159	29,064,324
Oppenheimer Currency Opportunities Fund, Cl. Y	819,742	11,322	8,289	822,775
Oppenheimer Developing Markets Fund, Cl. Y	983,443	12,788	9,366	986,865
Oppenheimer Global Multi Strategies Fund, Cl. Y	656,707	8,859	6,480	659,086
Oppenheimer Gold & Special Minerals Fund, Cl. Y	381,746	6,389	4,631	383,504
Oppenheimer Institutional Money Market Fund, Cl. E	9,727,111	125,281	91,611	9,760,781
Oppenheimer International Bond Fund, Cl. Y	13,300,939	307,389	126,009	13,482,319
Oppenheimer International Growth Fund, Cl. Y	3,098,571	34,651	25,342	3,107,880
Oppenheimer International Small Company Fund, Cl. Y	950,650	11,515	8,390	953,775
Oppenheimer International Value Fund, Cl. Y	4,769,271	57,979	42,357	4,784,893
Oppenheimer Limited-Term Government Fund, Cl. Y	9,890,738	179,042	93,697	9,976,083
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,973,583	37,901	27,756	2,983,728
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,854,304	123,237	106,728	3,870,813
Oppenheimer Master Loan Fund, LLC	2,944,494	37,286	27,270	2,954,510
Oppenheimer Real Estate Fund, Cl. Y	842,840	11,235	6,570	847,505
Oppenheimer Value Fund, Cl. Y	10,136,394	117,579	86,338	10,167,635

2
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y	$214,177,009	$—		$19,079
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	14,315,640	—		(3,753)
Oppenheimer Core Bond Fund, Cl. Y	204,903,487	2,037,029		(572,646)
Oppenheimer Currency Opportunities Fund, Cl. Y	11,839,736	—		(1,325)
Oppenheimer Developing Markets Fund, Cl. Y	34,905,410	—		(5,481)
Oppenheimer Global Multi Strategies Fund, Cl. Y	17,241,684	—		776
Oppenheimer Gold & Special Minerals Fund, Cl. Y	7,800,473	—		(98,563)
Oppenheimer Institutional Money Market Fund, Cl. E	9,760,781	3,224		—
Oppenheimer International Bond Fund, Cl. Y	89,118,129	884,720		(5,128)
Oppenheimer International Growth Fund, Cl. Y	103,678,866	—		39,074
Oppenheimer International Small Company Fund, Cl. Y	24,283,115	—		3,212
Oppenheimer International Value Fund, Cl. Y	82,922,187	—		10,157
Oppenheimer Limited-Term Government Fund, Cl. Y	92,677,812	473,233		(13,068)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	80,590,487	—		9,440
Oppenheimer Master Inflation Protected Securities Fund, LLC	47,592,544	375,420	[a]	163,239 [a]
Oppenheimer Master Loan Fund, LLC	40,144,279	712,653	[b]	(104,013)[b]
Oppenheimer Real Estate Fund, Cl. Y	22,128,356	55,837		4,090
Oppenheimer Value Fund, Cl. Y	267,510,481	—		25,883

	$1,365,590,476	$4,542,116		$(529,027)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2013.

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money

3
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily

4
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various

5
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,277,853,653	$87,736,823	$—	$1,365,590,476

Total Assets	$1,277,853,653	$87,736,823	$—	$1,365,590,476

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

6
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Federal tax cost of securities	$1,206,303,980

Gross unrealized appreciation	$166,268,516
Gross unrealized depreciation	(6,982,020)

Net unrealized appreciation	$159,286,496

7
Moderate Investor Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—4.8%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y2	3,795,483	$12,031,681
Oppenheimer Currency Opportunities Fund, Cl. Y2	467,148	6,722,255
Oppenheimer Global Multi Strategies Fund, Cl. Y	469,143	12,272,788
Oppenheimer Gold & Special Minerals Fund, Cl. Y2	209,948	4,270,351
Oppenheimer Master Event-Linked Bond Fund, LLC	1,906,762	24,625,387
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,731,161	33,580,259
Oppenheimer Real Estate Fund, Cl. Y	571,094	14,911,277

		108,413,998

Domestic Equity Funds—47.9%
Oppenheimer Capital Appreciation Fund, Cl. Y	7,537,118	417,480,958
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5,923,849	160,003,166
Oppenheimer Value Fund, Cl. Y	19,105,075	502,654,521

		1,080,138,645

Domestic Fixed Income Funds—11.4%
Oppenheimer Core Bond Fund, Cl. Y	22,864,586	161,195,328
Oppenheimer Limited-Term Government Fund, Cl. Y	7,160,345	66,519,608
Oppenheimer Master Loan Fund, LLC	2,105,717	28,611,346

		256,326,282

Foreign Equity Funds—32.0%
Oppenheimer Developing Markets Fund, Cl. Y	3,109,251	109,974,201
Oppenheimer International Growth Fund, Cl. Y	8,749,920	291,897,321
Oppenheimer International Small Company Fund, Cl. Y	3,110,105	79,183,277
Oppenheimer International Value Fund, Cl. Y	13,911,812	241,091,709

		722,146,508

Foreign Fixed Income Fund—3.5%
Oppenheimer International Bond Fund, Cl. Y	12,074,645	79,813,405

1
Active Allocation Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Money Market Fund—0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[3]	11,698,323	11,698,323
Total Investments, at Value (Cost $1,716,241,271)	100.1%	2,258,537,161
Liabilities in Excess of Other Assets	(0.1)	(2,083,151)

Net Assets	100.0%	$2,256,454,010

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2013
Oppenheimer Capital Appreciation Fund, Cl. Y	7,450,084	244,054	157,020	7,537,118
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3,738,891	139,281	82,689	3,795,483
Oppenheimer Core Bond Fund, Cl. Y	24,190,664	454,108	1,780,186	22,864,586
Oppenheimer Currency Opportunities Fund, Cl. Y	476,056	966	9,874	467,148
Oppenheimer Developing Markets Fund, Cl. Y	3,339,277	87,627	317,653	3,109,251
Oppenheimer Global Multi Strategies Fund, Cl. Y	473,899	4,743	9,499	469,143
Oppenheimer Gold & Special Minerals Fund, Cl. Y	352,799	22,785	165,636	209,948
Oppenheimer Institutional Money Market Fund, Cl. E	18,021,906	19,487,712	25,811,295	11,698,323
Oppenheimer International Bond Fund, Cl. Y	13,347,143	415,210	1,687,708	12,074,645
Oppenheimer International Growth Fund, Cl. Y	8,705,717	208,526	164,323	8,749,920
Oppenheimer International Small Company Fund, Cl. Y	3,156,506	23,295	69,696	3,110,105
Oppenheimer International Value Fund, Cl. Y	13,613,221	567,181	268,590	13,911,812
Oppenheimer Limited-Term Government Fund, Cl. Y	7,257,341	51,515	148,511	7,160,345
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5,920,571	127,624	124,346	5,923,849
Oppenheimer Master Event-Linked Bond Fund, LLC	1,893,304	98,513	85,055	1,906,762
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,774,316	94,793	137,948	2,731,161
Oppenheimer Master Loan Fund, LLC	2,144,879	4,244	43,406	2,105,717
Oppenheimer Real Estate Fund, Cl. Y	581,971	6,671	17,548	571,094
Oppenheimer Value Fund, Cl. Y	19,269,244	251,469	415,638	19,105,075

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y		$417,480,958	$—	$249,518
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		12,031,681	—	7,025
Oppenheimer Core Bond Fund, Cl. Y		161,195,328	1,688,568	(332,619)
Oppenheimer Currency Opportunities Fund, Cl. Y		6,722,255	—	(1,533)
Oppenheimer Developing Markets Fund, Cl. Y		109,974,201	—	77,987

2
Active Allocation Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Oppenheimer Global Multi Strategies Fund, Cl. Y	12,272,788	—		3,521
Oppenheimer Gold & Special Minerals Fund, Cl. Y	4,270,351	—		(1,090,721)
Oppenheimer Institutional Money Market Fund, Cl. E	11,698,323	4,605		—
Oppenheimer International Bond Fund, Cl. Y	79,813,405	868,097		155,740
Oppenheimer International Growth Fund, Cl. Y	291,897,321	—		1,032,055
Oppenheimer International Small Company Fund, Cl. Y	79,183,277	—		80,025
Oppenheimer International Value Fund, Cl. Y	241,091,709	—		177,052
Oppenheimer Limited-Term Government Fund, Cl. Y	66,519,608	343,617		(12,474)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	160,003,166	—		265,873
Oppenheimer Master Event-Linked Bond Fund, LLC	24,625,387	515,256	[a]	(151,046)[a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	33,580,259	265,990	[b]	222,226 [b]
Oppenheimer Master Loan Fund, LLC	28,611,346	544,849	[c]	83,122 [c]
Oppenheimer Real Estate Fund, Cl. Y	14,911,277	38,444		133,419
Oppenheimer Value Fund, Cl. Y	502,654,521	—		467,454

	$2,258,537,161	$4,269,426		$1,366,624

a.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.
c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
2.	Non-income producing security.
3.	Rate shown is the 7-day yield as of April 30, 2013.

Notes to Statement of Investments

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the

3
Active Allocation Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

4
Active Allocation Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

5
Active Allocation Fund

STATEMENT OF INVESTMENTS         April 30, 2013 (Unaudited)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$2,171,720,169	$86,816,992	$—	$2,258,537,161

Total Assets	$2,171,720,169	$86,816,992	$—	$2,258,537,161

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,814,250,875

Gross unrealized appreciation	$448,120,204
Gross unrealized depreciation	(3,833,918)

Net unrealized appreciation	$444,286,286

6
Active Allocation Fund

STATEMENT OF INVESTMENTS        April 30, 2013 / Unaudited

	Shares	Value
Investment Companies—100.0%
Domestic Equity Funds—45.3%
Oppenheimer Capital Appreciation Fund, Cl. Y1	2,284,238	$126,523,921
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y1	1,790,449	48,360,024
Oppenheimer Value Fund, Cl. Y1	5,658,999	148,888,267

		323,772,212

Foreign Equity Funds—54.7%
Oppenheimer Developing Markets Fund, Cl. Y1	1,643,870	58,143,669
Oppenheimer International Growth Fund, Cl. Y1	4,706,140	156,996,823
Oppenheimer International Small Company Fund, Cl. Y1	1,559,951	39,716,347
Oppenheimer International Value Fund, Cl. Y1	7,943,715	137,664,583

		392,521,422

Total Investments, at Value (Cost $528,242,888)	100.0%	716,293,634
Assets in Excess of Other Liabilities	0.0	44,555

Net Assets	100.0%	$716,338,189

1 EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS        Unaudited / (Continued)

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2013
Oppenheimer Capital Appreciation Fund, Cl. Y	2,293,019	23,348	32,129	2,284,238
Oppenheimer Developing Markets Fund, Cl. Y	1,650,477	17,580	24,187	1,643,870
Oppenheimer International Growth Fund, Cl. Y	4,724,026	47,622	65,508	4,706,140
Oppenheimer International Small Company Fund, Cl. Y	1,565,929	15,782	21,760	1,559,951
Oppenheimer International Value Fund, Cl. Y	7,974,070	79,609	109,964	7,943,715
Oppenheimer Main Street Small- & Mid- Cap Fund, Cl. Y	1,797,170	17,936	24,657	1,790,449
Oppenheimer Value Fund, Cl. Y	5,680,068	55,617	76,686	5,658,999

	Value	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y	$126,523,921	$76,167
Oppenheimer Developing Markets Fund, Cl. Y	58,143,669	(10,656)
Oppenheimer International Growth Fund, Cl. Y	156,996,823	203,022
Oppenheimer International Small Company Fund, Cl. Y	39,716,347	10,679
Oppenheimer International Value Fund, Cl. Y	137,664,583	28,983
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	48,360,024	47,300
Oppenheimer Value Fund, Cl. Y	148,888,267	74,695

Total	$716,293,634	$430,190

2 EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Security Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service

3 EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / (Continued)

Security Valuation Continued

or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$716,293,634	$—	$—	$716,293,634

Total Assets	$716,293,634	$—	$—	$716,293,634

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4 EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$547,706,119

Gross unrealized appreciation	$168,587,515
Gross unrealized depreciation	—

Net unrealized appreciation	$168,587,515

5 EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013